SIGNIFICANT ACCOUNTING POLICIES, Basic and Diluted Earnings Per Share (Details) - ARS ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [Abstract]
Net income attributable to owners of the Company		$ 23,517,458	$ 100,640,069	$ 126,968,077
Weighted average number of outstanding shares (in shares)	[1]	752,761,058	752,761,058	752,761,058
Basic earnings per share (in pesos per share)		$ 31.24	$ 133.69	$ 168.67
Diluted earnings per share (in pesos per share)		$ 31.24	$ 133.69	$ 168.67

[1]	The weighted average number of shares excludes treasury shares